Note 7 - Convertible Preferred Stock - Conversion Price 2 (Details)	Sep. 30, 2024	Dec. 31, 2023
Series A-1 Preferred Stock [Member]
Preferred stock, convertible, conversion price ratio	1.31	1.31
Series A-2 Preferred Stock [Member]
Preferred stock, convertible, conversion price ratio	1.64	1.64
Series B Preferred Stock [Member]
Preferred stock, convertible, conversion price ratio	3.19	3.19
Series C Preferred Stock [Member]
Preferred stock, convertible, conversion price ratio	5.29	5.29
Series D Preferred Stock [Member]
Preferred stock, convertible, conversion price ratio	5.29	5.29